Long-Term Debt - Equipment Financing Loan (Details) - USD ($) $ in Thousands	1 Months Ended
	Sep. 30, 2021	Jul. 31, 2020	Dec. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Debt instrument carrying amount			$ 35,130			$ 13,495
Equipment financing loan
Debt Instrument [Line Items]
Maturity of debt term	60 months	5 years
Additional line of credit				$ 6,000	$ 10,000
Debt instrument carrying amount	$ 1,998	$ 3,250	5,067			$ 1,007
Debt Instrument, Unused Borrowing Capacity, Amount			8,183
Equipment financing loan | LIBOR plus
Debt Instrument [Line Items]
Debt interest rate		3.50%
Retail facility
Debt Instrument [Line Items]
Debt interest rate	4.05%
Debt instrument carrying amount			1,904
Debt Instrument, Unused Borrowing Capacity, Amount			$ 4,096